THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                                       YIELD TO
  (IN                                                                                         MATURITY/
THOUSANDS)                     SECURITY DESCRIPTION                      MATURITY DATES         RATE          VALUE
--------  ------------------------------------------------------------  -----------------    -----------  --------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (2.5%)
$150,000  Dresdner Bank...............................................        11/09/99             4.950% $  149,945,586
45,000    Nationsbank Corp............................................  12/22/98-12/28/98          5.830      44,998,102
                                                                                                          --------------
          TOTAL CERTIFICATES OF DEPOSIT -- DOMESTIC...................                                       194,943,688
                                                                                                          --------------
CERTIFICATES OF DEPOSIT -- FOREIGN (12.0%)
150,000   Abbey National PLC..........................................  06/11/99-07/27/99    5.650-5.720     149,948,475
14,000    Bank of New York............................................        03/26/99             5.640      13,997,463
60,000    Bank of Nova Scotia.........................................        06/07/99             5.142      59,975,719
207,500   Bayerische Landesbank.......................................  02/02/99-07/22/99    5.600-5.720     207,448,771
100,000   Canadian Imperial Bank......................................        04/01/99             5.750      99,980,955
25,000    Commerzbank.................................................        03/05/99             5.670      24,996,915
150,000   Credit Suisse First Boston..................................        07/20/99             5.710     150,000,000
165,000   Deutsche Bank...............................................        03/04/99             5.730     164,976,276
34,400    Rabobank Nederland..........................................        02/03/99             5.620      34,399,598
25,000    Westpac Banking Corp........................................        03/04/99             5.680      24,997,558
                                                                                                          --------------
          TOTAL CERTIFICATES OF DEPOSIT -- FOREIGN....................                                       930,721,730
                                                                                                          --------------
COMMERCIAL PAPER -- DOMESTIC (32.1%)
150,000   ABB Treasury Centre.........................................  12/14/98-02/18/99    5.040-5.340     148,797,583
206,506   Alpine Securitization Corp..................................  12/01/98-12/03/98    5.220-5.350     206,472,303
99,000    Aspen Funding Corp..........................................  12/07/98-12/18/98          5.350      98,805,468
75,000    Associates Corp. of North America...........................  12/09/98-02/17/99    5.030-5.410      74,667,431
166,000   Bank Brussels Lambert.......................................  12/04/98-12/21/98    5.200-5.300     165,611,328
369,955   Bavaria Trust...............................................  12/01/98-03/02/99    5.220-5.570     366,256,149
125,000   CXC Inc.....................................................  12/08/98-02/24/99    5.220-5.270     123,739,764
325,000   Citibank Capital Market.....................................  02/17/99-03/10/99    5.200-5.350     320,685,792
213,500   General Electric Capital Corp...............................        12/16/98             5.410     213,018,735
15,000    Monsanto Co.................................................  04/15/99-04/20/99          4.950      14,718,125
200,000   Newport Funding Corp........................................        03/15/99             5.300     196,937,778
39,500    Receivable Capital Corp.....................................        02/05/99             5.310      39,115,467
225,000   Trident Capital Finance.....................................  02/11/99-02/24/99    5.150-5.250     222,315,729
309,297   Windmill Funding Corp.......................................  12/02/98-03/10/99    5.240-5.450     305,966,085
                                                                                                          --------------
          TOTAL COMMERCIAL PAPER -- DOMESTIC..........................                                     2,497,107,737
                                                                                                          --------------
COMMERCIAL PAPER -- FOREIGN (4.2%)
125,000   Cregem North America Inc....................................  12/15/98-12/29/98    5.150-5.340     124,692,195
54,000    Generale Bank...............................................        12/16/98             5.340      53,879,850
50,000    Royal Bank of Scotland PLC..................................        12/09/98             5.180      49,942,444
100,000   Union Bank of Switzerland...................................        04/19/99             4.951      98,088,364
                                                                                                          --------------
          TOTAL COMMERCIAL PAPER --FOREIGN............................                                       326,602,853
                                                                                                          --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                                       YIELD TO
  (IN                                                                                         MATURITY/
THOUSANDS)                     SECURITY DESCRIPTION                      MATURITY DATES         RATE          VALUE
--------  ------------------------------------------------------------  -----------------    -----------  --------------
CORPORATE BONDS (0.6%)
$50,000   IBM Credit Corp.............................................        08/10/99             5.625% $   49,967,896
                                                                                                          --------------
FLOATING RATE NOTES (45.3%)(v)
38,000    American Express Centurion Bank, (resets monthly to one
           month LIBOR -6 basis points, due 05/07/99).................        12/07/98   (a)       5.222      38,000,000
50,000    American Express Centurion Bank, (resets monthly to one
           month LIBOR -6 basis points, due 05/10/99).................        12/10/98   (a)       5.190      50,000,000
50,000    American Express Centurion Bank, (resets monthly to one
           month LIBOR -6 basis points, due 06/18/99).................        12/18/98   (a)       5.216      50,000,000
50,000    ABSIT Series 97-E N, (resets monthly to one month LIBOR due
           08/15/99) (144A)...........................................        12/15/98   (a)       5.273      50,000,000
100,000   BankBoston Corp., (resets daily to Fed Funds rate +5 basis
           points, due 04/08/99)......................................        12/01/98   (a)       4.890      99,982,886
27,500    Bankers Trust, (resets daily to Prime rate -293 basis
           points, due 05/14/99)......................................        12/01/98   (a)       4.820      27,491,726
235,000   Barclays Bank PLC, (resets monthly to one month LIBOR -14
           basis points, due 06/04/99)................................        12/04/98   (a)       5.135     234,906,142
75,000    Barclays Bank PLC, (resets daily to Prime rate (296 basis
           points, due 08/24/99)).....................................        12/01/98   (a)       4.790      74,961,740
51,000    CIT Group Inc., (resets daily to Prime rate -280 basis
           points, due 10/22/99)......................................        12/01/98   (a)       4.950      51,004,378
25,000    CIT Group Inc., (resets daily to Prime rate -282 basis
           points, due 11/02/99)......................................        12/01/98   (a)       5.180      24,990,652
100,000   Corestates Bank, (resets monthly to one month LIBOR -5.5
           basis points, due 05/07/99)................................        12/07/98   (a)       5.202     100,000,000
15,000    Corestates Bank, (resets monthly to one month LIBOR -5.5
           basis points, due 05/14/99)................................        12/14/98   (a)       5.005      15,000,000
50,000    Corestates Bank, (resets monthly to one month LIBOR -5.5
           basis points, due 04/20/99)................................        12/21/98   (a)       5.005      50,000,000
50,000    Corestates Bank, (resets monthly to one month LIBOR -5.5
           basis points, due 04/21/99)................................        12/21/98   (a)       5.005      50,000,000
16,000    Ford Motor Credit, (resets daily to Fed Funds rate +45 basis
           points, due 04/19/99)......................................        12/01/98   (a)       5.290      16,020,202
91,000    General Electric Capital Corp., (resets daily to Prime rate
           (289 basis points, due 05/04/99))..........................        12/01/98   (a)       4.860      91,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                                       YIELD TO
  (IN                                                                                         MATURITY/
THOUSANDS)                     SECURITY DESCRIPTION                      MATURITY DATES         RATE          VALUE
--------  ------------------------------------------------------------  -----------------    -----------  --------------
FLOATING RATE NOTES (continued)
$43,000   Household Finance Corp., (resets quarterly to three month
           LIBOR -12 basis points, due 03/30/99)......................        12/30/98   (a)       5.192% $   42,989,829
100,000   IBM Corp., (resets quarterly to three month LIBOR -3.5 basis
           points, due 10/22/99)......................................        01/22/99   (a)       5.153      99,951,829
200,000   Key Bank, (resets daily to Prime rate -295 basis points, due
           02/24/99)..................................................        12/01/98   (a)       4.800     199,968,329
65,000    Key Bank, (resets daily to Fed funds +4.5 basis points, due
           04/16/99)..................................................        12/01/98   (a)       4.800      64,984,197
48,000    Key Bank, (resets daily to Prime rate -291.5 basis points,
           due 02/24/99)..............................................        12/01/98   (a)       4.835      47,991,118
25,000    Key Bank, (resets daily to Prime rate -287 basis points, due
           10/13/99)..................................................        12/01/98   (a)       4.880      24,997,218
225,000   LINCS, Series 98-4 Class 1, (resets monthly to one month
           LIBOR, due 02/18/99) (144A)................................        12/18/98   (a)       5.060     224,994,229
225,000   LINCS, Series 98-3, (resets monthly to one month LIBOR, due
           01/29/99)..................................................        12/29/98   (a)       5.276     225,000,000
200,000   PNC Bank, N.A., (resets daily to Prime rate -290 basis
           points, due 01/19/99)......................................        12/01/98   (a)       4.850     199,993,342
150,000   Pepsico Inc., (resets quarterly to three month LIBOR (19
           basis points, due 08/19/99))...............................        02/19/99   (a)       5.209     149,878,967
200,000   RACERS 98-MM-8-5, (resets monthly to one month LIBOR -1
           basis point, due 09/02/99) (144A)..........................        12/02/98   (a)       5.240     200,000,000
220,000   RACERS 98-MM-7-1, (resets monthly to one month LIBOR -1
           basis point, due 08/13/99) (144A)..........................        12/17/98   (a)       5.263     220,000,000
245,000   Societe Generale, (resets monthly to one month LIBOR - 8.5
           basis points, due 05/26/99)................................        12/28/98   (a)       4.949     244,918,521
175,000   SPARCS Series 98-5, (resets quarterly to 3 month LIBOR +22
           basis points, due 05/24/99)................................        02/24/99   (a)       5.470     174,974,765
97,480    STEERS Series 97-A-34, (resets monthly to one month LIBOR +3
           basis points, due 11/15/99)................................        12/15/98   (a)       5.347      97,479,763
153,053   STEERS Series 97-A-36, (resets monthly to one month LIBOR +3
           basis points, due 11/15/99)................................        12/15/98   (a)       5.347     153,053,435
28,000    STEERS Series 98-A-40 (resets monthly to one month LIBOR,
           due 01/15/99)..............................................        12/15/98   (a)       5.347      28,000,000
100,000   Toyota Motor Credit Corp., (resets quarterly to three month
           LIBOR + 4 basis points, due 10/22/99)......................        01/22/99   (a)       5.240     100,000,000
                                                                                                          --------------
          TOTAL FLOATING RATE NOTES...................................                                     3,522,533,268
                                                                                                          --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                                       YIELD TO
  (IN                                                                                         MATURITY/
THOUSANDS)                     SECURITY DESCRIPTION                      MATURITY DATES         RATE          VALUE
--------  ------------------------------------------------------------  -----------------    -----------  --------------
TAXABLE MUNICIPALS (1.2%)(v)
$43,690   Jacksonville Health Facility Hospital, (resets weekly, due
           08/15/19)..................................................        12/02/98   (a)       5.100% $   43,690,000
41,145    Sacramento County, (resets quarterly to three month LIBOR,
           due 08/15/14)..............................................        02/15/99   (a)       5.450      41,142,062
 6,200    Wake Forest University, (resets weekly, due 07/01/17), LOC
           Wachovia Bank..............................................        12/02/98   (a)       5.260       6,200,000
                                                                                                          --------------
          TOTAL TAXABLE MUNICIPALS....................................                                        91,032,062
                                                                                                          --------------
TIME DEPOSITS -- DOMESTIC (1.6%)
124,931   Suntrust Bank Cayman........................................        12/01/98             4.875     124,931,000
                                                                                                          --------------
          TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.5%).........................................   7,737,840,234
          OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)..................................................      42,383,672
                                                                                                          --------------
          NET ASSETS (100.0%)...........................................................................  $7,780,223,906
                                                                                                          --------------
                                                                                                          --------------

------------------------------
(a)The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

(v)Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

LOC -- Letter of Credit

LIBOR -- London Interbank Offered Rate.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $7,737,840,234
Cash                                                       19,472
Interest Receivable                                    43,479,692
Prepaid Trustees' Fees                                      5,898
Prepaid Expenses and Other Assets                          46,829
                                                   --------------
    Total Assets                                    7,781,392,125
                                                   --------------
LIABILITIES
Advisory Fee Payable                                      715,332
Custody Fee Payable                                       209,379
Administrative Services Fee Payable                       175,676
Administration Fee Payable                                  8,420
Fund Services Fee Payable                                   6,754
Accrued Expenses                                           52,658
                                                   --------------
    Total Liabilities                                   1,168,219
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $7,780,223,906
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $350,050,856
EXPENSES
Advisory Fee                                       $7,199,733
Administrative Services Fee                         1,788,454
Custodian Fees and Expenses                           825,693
Fund Services Fee                                     173,032
Professional Fees and Expenses                        137,361
Administration Fee                                    115,137
Trustees' Fees and Expenses                            74,479
Miscellaneous                                          37,576
                                                   ----------
    Total Expenses                                                10,351,465
                                                                ------------
NET INVESTMENT INCOME                                            339,699,391
NET REALIZED LOSS ON INVESTMENTS                                     (55,967)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $339,643,424
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL      FOR THE FISCAL
                                                      YEAR ENDED          YEAR ENDED
                                                   NOVEMBER 30, 1998   NOVEMBER 30, 1997
                                                   -----------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     339,699,391   $     220,786,337
Net Realized Loss on Investments                             (55,967)           (105,748)
                                                   -----------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                         339,643,424         220,680,589
                                                   -----------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         48,705,487,837      22,011,079,297
Withdrawals                                          (45,584,553,162)    (21,760,363,996)
                                                   -----------------   -----------------
    Net Increase from Investors' Transactions          3,120,934,675         250,715,301
                                                   -----------------   -----------------
    Total Increase in Net Assets                       3,460,578,099         471,395,890
NET ASSETS
Beginning of Fiscal Year                               4,319,645,807       3,848,249,917
                                                   -----------------   -----------------
End of Fiscal Year                                 $   7,780,223,906   $   4,319,645,807
                                                   -----------------   -----------------
                                                   -----------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                      FOR THE FISCAL YEAR ENDED
                                                             NOVEMBER 30,
                                                   --------------------------------
                                                   1998   1997   1996   1995   1994
                                                   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                     0.17%  0.18%  0.19%  0.19%  0.20%
  Net Investment Income                            5.48%  5.43%  5.29%  5.77%  3.90%
  Expenses without reimbursement                   0.17%  0.18%  0.19%  0.19%  0.20%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to maximize current income while maintaining a high level of liquidity. The portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under the tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. Effective October 1, 1998 the portfolio's investment advisor is J.P. Morgan Investment

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------
      Management Inc., ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement have remained the same. For the fiscal year ended November 30, 1998, such fees amounted to $7,199,733.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended November 30, 1998, the fee for these services amounted to $115,137.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended November 30, 1998, the fee for these services amounted to $1,788,454.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $173,032 for the fiscal year ended November 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $36,300.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Prime Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Prime Money Market Portfolio (the "portfolio") at November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
January 19, 1999